Contract Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Contract with Customer, Liability [Abstract]
Contract liabilities - current	$ 15,948	$ 14,537	$ 8,200	$ 7,952